Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents

5    Cash and cash equivalents

	2022	2021
Cash and bank deposits	11,772	20,085
Bank deposits in foreign currency (a)	14,143	154
Cash equivalents (b)	190,445	190,904
	216,360	211,143

Cash and cash equivalents are held for the purpose of meeting short-term cash needs and include cash on hand, deposits with banks and other short-term highly liquid investments with original maturities of three-month or less and with immaterial risk of change in value.

(a)	Short-term deposits maintained in U.S. dollar.
(b)	Cash equivalents correspond to financial investments in Bank Certificates of Deposit (“CDB”) issued by highly credit-rated financial institutions authorized to operate by the Central Bank of Brazil. As of December 31, 2022, the average interest on these CDBs was equivalent to 82.3% (December 31, 2021: 90.4%) of the Interbank Certificates of Deposit (“CDI”). The average CDI rate during the year ended December 31, 2022 was 12,38% (2021: 4,39%). These financial investments are available for immediate use and have insignificant risk of changes in value.